UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                   (HGK LOGO)

                                EQUITY VALUE FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                              AS OF APRIL 30, 2008

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                                       (Unaudited)

                                TABLE OF CONTENTS

Manager's Discussion and Analysis of Fund Performance .....................    2
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statement of Changes in Net Assets ........................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   10
Disclosure of Fund Expenses ...............................................   14

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the six months ended April 30, 2008 the Fund returned -6.25%. The Fund's performance benchmark, the Russell 1000 Value Index, posted a return of -9.83% over the same period while the S&P 500 returned -9.64%.

REVIEW AND OUTLOOK

HGK has become decidedly more positive on both the economy and the equity market as the quarter-end approaches. The fallout from the credit and housing markets has been severe and their affects will linger for some time. With respect to the economy, a steeper yield curve may be signaling that we are further along in the slowdown than many suggest and the economy may be set to improve over the coming six to twelve months.

With so many negatives, it is easy to overlook the positives which serve as a counterbalance for both the economy and stock market. US Exports are surging due to the downward revaluation in the dollar relative to other major currencies and is contributing significantly to economic growth. The latest data from the commerce department indicates exports grew 16.6% in January from a year earlier. Exports also aided in reducing the U.S. trade deficit by 7% in 2007. If the recent pullback in commodities such as gold, copper, and oil is linked to the deleveraging we are seeing in financial markets then the speculative premium may be receding, resulting in commodity prices more aligned with fundamentals. Most significant though has been the aggressive action taken by the US government and the Federal Reserve with respect to both fiscal and monetary policies. The Fed-funds have been slashed to 2.25 % from 5.25% during the past seven months. The Federal Reserve has opened its lending window to investment banks, providing a financial backstop and a new, liquid source of funding. Regulators have expanded the amount of mortgage investments that both Fannie Mae and Freddie Mac can hold by $200 billion.

The Equity Market should respond positively to these factors. Valuations are becoming increasingly attractive in some specific sectors such as Consumers Cyclical and Financials which have been deeply oversold due to credit market and economic concerns. Historically, the stock market tends to bottom two quarters prior to earnings during an economic slowdown. Currently we are seeing a slowing in the pace of negative earnings revisions by Wall Street analysts leading us to believe that the earnings bottom will likely occur in the second half of 2008. In the near term we expect market volatility to remain high and the possibility of continued credit and liquidity event risk for specific companies.

Our investment strategy has shifted somewhat over the past two quarters as market fundamentals and valuations have changed. We continued to increase our exposure to the Financial Services sector in the first quarter. It has become apparent the Federal Reserve has been and will be proactive in supporting the financial system by opening its lending window to investment banks, providing a new, liquid source of funding. In facilitating the sale of Bear Stearns (BSC) the Fed essentially created a floor for liquidity and counterparty risk in the financial sector and eased fears of a systematic collapse. In addition, with the Fed Funds rate at 2.25%, the yield curve has become inherently steeper, increasing the net interest margin for banks which should eventually lead to increased earnings. Lastly, regulators allowed both Fannie Mae and Freddie Mac to increase their investments in US mortgages by $200 billion, further increasing liquidity in the housing market.

We have decreased our exposure in the Consumer Staples sector. The market is currently paying a premium beyond intrinsic valuations for the defensive characteristics of many stocks in this sector. The decline in interest rates coupled with fiscal stimulus package should translate into better economic growth toward year end. Under this scenario the sectors which are more cyclical and depressed should outperform.

Healthcare remains our favorite sector. Headwinds including patent expiration, product liability, and regulatory concerns have all been factored into valuations. The prospect of strong earnings growth driven by demographic trends coupled with attractive valuations should translate into solid performance this year.

As always, HGK will adhere to its investment discipline based on economic value and performance.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH NOR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX(R) IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS INTENDED TO BE A REPRESENTATIVE SAMPLE OF LEADING COMPANIES OF LEADING INDUSTRIES WITHIN THE U.S. ECONOMY.

SECTOR WEIGHTINGS+                               THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                                       (Unaudited)

                                  (BAR CHART)

Financials               20.7%
Energy                   14.0%
Health Care              13.8%
Consumer Discretionary   11.4%
Information Technology    9.8%
Industrials               8.6%
Consumer Staples          6.0%
Materials                 5.4%
Telecommunication
Services                  4.8%
Repurchase Agreement      3.0%
Utilities                 2.5%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS

                                                                          Value
HGK EQUITY VALUE FUND                                           Shares    (000)
---------------------                                           ------   -------
COMMON STOCK (98.0%)
AEROSPACE & DEFENSE (2.4%)
   Boeing                                                        4,000   $   339
                                                                         -------
APPAREL MANUFACTURERS (1.6%)
   VF                                                            3,000       223
                                                                         -------
BANKS (10.1%)
   Bank of America                                               8,500       319
   Bank of New York Mellon                                       4,100       179
   JPMorgan Chase                                                8,900       424
   PNC Financial Services Group                                  5,000       347
   Washington Mutual                                            14,900       183
                                                                         -------
                                                                           1,452
                                                                         -------
CHEMICALS (1.2%)
   PPG Industries                                                2,700       166
                                                                         -------
ELECTRICAL SERVICES (2.5%)
   Southern                                                      9,600       357
                                                                         -------
ENTERTAINMENT (4.1%)
   Carnival                                                      6,800       273
   Time Warner                                                  21,100       314
                                                                         -------
                                                                             587
                                                                         -------
FINANCIAL SERVICES (4.1%)
   Citigroup                                                    12,200       308
   Morgan Stanley                                                5,700       277
                                                                         -------
                                                                             585
                                                                         -------
FOOD, BEVERAGE & TOBACCO (2.1%)
   Campbell Soup                                                 8,700       303
                                                                         -------
HOUSEHOLD PRODUCTS (1.7%)
   Kimberly-Clark                                                3,900       250
                                                                         -------

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
INSURANCE (6.7%)
   Allstate                                                      6,300   $   317
   American International Group                                  6,500       300
   MetLife                                                       5,500       335
                                                                         -------
                                                                             952
                                                                         -------
MACHINERY (6.6%)
   Caterpillar                                                   3,600       295
   Johnson Controls                                              9,000       317
   Parker Hannifin                                               4,200       335
                                                                         -------
                                                                             947
                                                                         -------
MEDICAL PRODUCTS & SERVICES (6.7%)
   Johnson & Johnson                                             6,100       409
   St. Jude Medical*                                             8,000       350
   UnitedHealth Group                                            6,000       196
                                                                         -------
                                                                             955
                                                                         -------
METALS (3.5%)
   Freeport-McMoRan Copper
      & Gold                                                     2,200       250
   Nucor                                                         3,400       257
                                                                         -------
                                                                             507
                                                                         -------
OFFICE SERVICES & SUPPLIES (1.9%)
   Pitney Bowes                                                  7,400       267
                                                                         -------
OIL FIELD SERVICES (4.1%)
   Baker Hughes                                                  3,600       291
   Transocean                                                    2,000       295
                                                                         -------
                                                                             586
                                                                         -------
PAPER & PAPER PRODUCTS (0.8%)
   International Paper                                           4,200       110
                                                                         -------
PERSONAL PRODUCTS (2.2%)
   Estee Lauder, Cl A                                            6,900       315
                                                                         -------
PETROLEUM & FUEL PRODUCTS (2.3%)
   Apache                                                        2,400       323
                                                                         -------
PETROLEUM REFINING (7.8%)
   Chevron                                                       4,800       462
   ConocoPhillips                                                4,400       379
   Marathon Oil                                                  6,100       278
                                                                         -------
                                                                           1,119
                                                                         -------
PHARMACEUTICALS (7.3%)
   Eli Lilly                                                     6,200       298
   Forest Laboratories*                                          4,500       156
   Pfizer                                                       13,800       278
   Wyeth                                                         7,000       311
                                                                         -------
                                                                           1,043
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)              THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                                       (Unaudited)

                                                                Shares
                                                                 /Face
                                                                Amount    Value
                                                                 (000)    (000)
                                                                ------   -------

PRINTING & PUBLISHING (0.5%)
   Gannett                                                       2,500   $    72
                                                                         -------
RETAIL (3.1%)
   Best Buy                                                      3,100       133
   Kohl's*                                                       6,400       313
                                                                         -------
                                                                             446
                                                                         -------
SEMI-CONDUCTORS/INSTRUMENTS (4.4%)
   Intel                                                        13,700       305
   Kla-Tencor                                                    7,400       323
                                                                         -------
                                                                             628
                                                                         -------
SOFTWARE (2.2%)
   Oracle*                                                      15,300       319
                                                                         -------
TELEPHONES & TELECOMMUNICATIONS (8.1%)
   AT&T                                                          9,200       356
   Fairpoint Communications                                        167         2
   Juniper Networks*                                             8,700       240
   Motorola                                                     23,200       231
   Verizon Communications                                        8,600       331
                                                                         -------
                                                                           1,160
                                                                         -------
TOTAL COMMON STOCK
   (Cost $ 13,844)                                                        14,011
                                                                         -------
REPURCHASE AGREEMENT (3.0%)
   Morgan Stanley 2.000%, dated 04/30/08, to be repurchased
      on 05/01/08, repurchase price $431,874 (collateralized
      by a U.S. Treasury Inflation Index Bond, par value
      $390,194, 2.625%, 07/15/17; total market value
      $ 440,491)                                                $  432       432
                                                                         -------
TOTAL REPURCHASE AGREEMENT
   (Cost $ 432)                                                              432
                                                                         -------
TOTAL INVESTMENTS (101.0%)
   (Cost $ 14,276)                                                       $14,443
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS OF $14,301 (000).

*      NON-INCOME PRODUCING SECURITY.

CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                                       (Unaudited)

                                                                         HGK
                                                                    EQUITY VALUE
                                                                        FUND
                                                                    ------------
Assets:
   Investments at Value (Cost $14,276) ..........................    $   14,443
   Cash .........................................................             2
   Dividends and Interest Receivable ............................            14
   Receivable from Investment Adviser ...........................             9
   Receivable for Capital Shares Sold ...........................             5
   Prepaid Expenses .............................................            14
                                                                     ----------
      Total Assets ..............................................        14,487
                                                                     ----------
Liabilities:
   Payable for Capital Shares Redeemed ..........................           125
   Payable due to Administrator .................................            10
   Chief Compliance Officer Fees Payable ........................             5
   Income Distribution Payable ..................................             5
   Payable due to Distributor ...................................             3
   Payable due to Trustees ......................................             2
   Other Accrued Expenses .......................................            36
                                                                     ----------
      Total Liabilities .........................................           186
                                                                     ----------
Net Assets ......................................................    $   14,301
                                                                     ==========
Net Assets Consist of:
   Paid-in Capital ..............................................    $   13,154
   Accumulated Net Realized Gain on Investments .................           980
   Net Unrealized Appreciation on Investments ...................           167
                                                                     ----------
Net Assets ......................................................    $   14,301
                                                                     ==========
Outstanding Shares of Beneficial Interest(1)
   (unlimited authorization -- no par value) ....................     1,358,518
                                                                     ----------
Net Asset Value and Redemption Price Per Share ..................    $    10.53
                                                                     ==========
Maximum Offering Price Per Share ($10.53 / 94.50%) ..............    $    11.14
                                                                     ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2008                        (Unaudited)

                                                                         HGK
                                                                    EQUITY VALUE
                                                                        FUND
                                                                    ------------
Investment Income:
   Dividend Income ..............................................      $   175
   Interest Income ..............................................            7
                                                                       -------
      Total Investment Income ...................................          182
                                                                       -------
Expenses:
   Investment Advisory Fees .....................................           68
   Administration Fees ..........................................           62
   Distribution Fees ............................................           19
   Chief Compliance Officer Fees ................................            5
   Trustees' Fees ...............................................            4
   Transfer Agent Fees ..........................................           32
   Professional Fees ............................................           24
   Printing Fees ................................................           10
   Registration and Filing Fees .................................            8
   Custodian Fees ...............................................            1
   Insurance and Other Fees .....................................            4
                                                                       -------
      Total Expenses ............................................          237
Less:
   Investment Advisory Fees Waived (Note 5) .....................          (68)
   Reimbursement from Investment Adviser (Note 5) ...............          (55)
   Fees Paid Indirectly (Note 4) ................................           (1)
                                                                       -------
      Net Expenses ..............................................          113
                                                                       -------
Net Investment Income ...........................................           69
                                                                       -------
Net Realized Gain on Investments ................................          993
Net Change in Unrealized Appreciation (Depreciation) on
   Investments ..................................................       (2,209)
                                                                       -------
Net Realized and Unrealized Loss on Investments .................       (1,216)
                                                                       -------
Net Decrease in Net Assets Resulting from Operations ............      $(1,147)
                                                                       =======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2008 (unaudited)
For the year ended October 31, 2007


                                                                         HGK
                                                                    EQUITY VALUE
                                                                         FUND
                                                              ------------------------
                                                               11/01/07      11/01/06
                                                              TO 4/30/08   TO 10/31/07
                                                              ----------   -----------
Operations:
   Net Investment Income ..................................    $    69       $   106
   Net Realized Gain on Investments .......................        993         2,191
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments .........................................     (2,209)          (53)
                                                               -------       -------
   Net Increase (Decrease) in Net Assets Resulting from
      Operations ..........................................     (1,147)        2,244
                                                               -------       -------
Dividends and Distributions:
   Net Investment Income ..................................        (69)         (106)
   Net Realized Gain ......................................     (2,197)         (830)
                                                               -------       -------
   Total Dividends and Distributions ......................     (2,266)         (936)
                                                               -------       -------
Capital Share Transactions:
   Issued .................................................        350         2,145
   Reinvestment of Distributions ..........................      2,135           933
   Redeemed ...............................................     (2,565)       (1,807)
                                                               -------       -------
   Net Increase (Decrease) in Net Assets from Capital Share
      Transactions ........................................        (80)        1,271
                                                               -------       -------
   Total Increase (Decrease) in Net Assets ................     (3,493)        2,579
                                                               -------       -------
Net Assets:
   Beginning of Period ....................................     17,794        15,215
                                                               -------       -------
   End of Period ..........................................    $14,301       $17,794
                                                               =======       =======
Undistributed Net Investment Income .......................    $    --       $    --
                                                               =======       =======
Share Transactions:
   Issued .................................................         32           170
   Reinvestment of Distributions ..........................        195            77
   Redeemed ...............................................       (235)         (145)
                                                               -------       -------
   Net Increase (Decrease) in Shares Outstanding from Share
      Transactions ........................................         (8)          102
                                                               =======       =======

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For a share outstanding throughout each year
For the six-month period ended April 30, 2008 (Unaudited) and the years ended October 31,


                             Realized
          Net                  and
         Asset              Unrealized           Dividends  Distribution     Total
        Value,      Net        Gain      Total    from Net      From      Dividends
      Beginning Investment  (Loss) on    from    Investment    Capital        and
      of Period   Income   Investments Operation    Income      Gains    Distribution
      --------- ---------- ----------- --------- ---------- ------------ ------------
HGK EQUITY VALUE FUND

2008*   $13.02   $0.05(1)    $(0.80)    $(0.75)    $(0.05)     $(1.69)      $(1.74)
2007     12.03    0.08(1)      1.65       1.73      (0.08)      (0.66)       (0.74)
2006     10.77    0.10(1)      1.91       2.01      (0.10)      (0.65)       (0.75)
2005      9.69    0.07(1)      1.08       1.15      (0.07)         --        (0.07)
2004      8.64    0.08         1.05       1.13      (0.08)         --        (0.08)
2003      6.80    0.08         1.84       1.92      (0.08)         --        (0.08)

                                         Ratio of Expenses
                               Ratio of    to Average Net   Ratio of
        Net            Net     Expenses  Assets (Excluding     Net
       Asset         Assets,      to          Waivers,     Investment
      Value,         End of    Average    Reimbursements,   Income to Portfolio
      End of  Total    Year      Net       and Fees Paid     Average   Turnover
       Year  Return+  (000)     Assets      Indirectly)    Net Assets    Rate
      ------ ------- ------- ----------- ----------------- ---------- ---------
HGK EQUITY VALUE FUND

2008* $10.53 (6.25)% $14,301   1.51%(2)        3.15%          0.92%      25%
2007   13.02 14.88    17,794   1.51(2)         3.01           0.63       66
2006   12.03 19.63    15,215   1.51(2)         3.43           0.89       60
2005   10.77 11.89    11,900   1.50            3.45           0.69       67
2004    9.69 13.07    10,924   1.50            3.07           0.81       45
2003    8.64 28.48     7,122   1.50            4.21           1.10       30

* For the six-month period ended April 30, 2008. All ratios for the period have been annualized.

+ Total return is for the period indicated and has not been annualized. Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.

(1)  Per share data calculated using average shares method.

(2) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50% for the six-month period ended April 30, 2008, and for the years ending October 31, 2007 and 2006.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                                       (Unaudited)

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The investment objective of the Fund is long-term appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no securities valued in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                   (Unaudited)

     and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the Fund is equal to the net asset value per share plus the maximum sales load of 5.50%.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.   ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual fee of $125,000, plus $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the six months ended April 30, 2008, the Fund earned cash management credits of $1,608 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   INVESTMENT ADVISORY AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six months ended April 30, 2008, were as follows (000):

Sales       $3,718
Purchases    5,601

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                   (Unaudited)

7.   FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions paid during the last two years was as follows (000):

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME       GAIN     TOTAL
       --------   ---------   -----
2007     $385        $551      $936
2006      197         673       870

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income          $  517
Undistributed Long-Term Capital Gain    1,685
Unrealized Appreciation                 2,364
Other Temporary Differences                (6)
                                       ------
Total Distributable Earnings           $4,560
                                       ======

At April 30, 2008, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2008, were as follows (000):

Federal Tax Cost              $14,276
                              =======
Aggregate gross
   unrealized appreciation    $ 1,486
Aggregate gross
   unrealized depreciation     (1,319)
                              -------
Net unrealized appreciation   $   167
                              =======

8.   OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.   ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                   (Unaudited)

based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof. In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

DISCLOSURE OF FUND EXPENSES                      THE ADVISORS' INNER CIRCLE FUND
April 30, 2008                                   (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                            BEGINNING     ENDING                 EXPENSES
                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                              VALUE       VALUE       EXPENSE     DURING
                             11/01/07    04/30/08     RATIOS      PERIOD*
                            ---------   ---------   ----------   --------
HGK EQUITY VALUE FUND

   Actual Fund Return       $1,000.00  $  937.50       1.50%       $7.23
   Hypothetical 5% Return    1,000.00   1,017.40       1.50         7.52

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

NOTES

NOTES

NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK


HGK-SA-005-1200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.